Note 11 - Subsequent Events	6 Months Ended
Jun. 30, 2013
Notes
Note 11 - Subsequent Events

NOTE 11 – Subsequent Events

On July 15, 2013 the Company issued 75,000 restricted shares of its common stock, $0.001 par value, to Aeson Ventures, LLC (“Aeson”).  These shares were valued at $18,750, or $0.25 per share.  Aeson will be undertaking a corporate awareness program for a period of six (6) months.  A Form 8-K was filed with the Securities and Exchange Commission on July 16, 2013 disclosing this share issuance.

As of July 15, 2013 the Company had 22,775,000 shares of its common stock issued and outstanding.

No other material events or transactions have occurred during this subsequent event reporting period which required recognition or disclosure in the financial statements.